Discontinued And Held-for-sale Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Discontinued and Held-for-sale Operations
2.    Discontinued and Held-for-sale Operations
Discontinued Operations
We classify operations as discontinued when operations and cash flows will be eliminated from our ongoing operations and we will not retain any significant continuing involvement in their operations after the respective sale transactions. For all periods presented, all of the operating results for these discontinued operations were removed from continuing operations and were presented separately as discontinued operations, net of tax, in the Consolidated Statement of Income. The Notes to the Consolidated Financial Statements were adjusted to exclude discontinued operations unless otherwise noted.
Select Mortgage Operations
During the fourth quarter of 2011, we committed to sell the Canadian mortgage operations of ResMor Trust. No impairment was recognized to present the operations at the lower-of-cost or fair value. We expect to complete the sale during 2012.
During 2010, we sold certain international operations. These operations included residential mortgage loan origination, acquisition, servicing, asset management, sale, and securitizations in the United Kingdom and continental Europe.
Select Global Automotive Services — Insurance Operations
During the fourth quarter of 2011, we committed to sell our U.K.-based operations that provide vehicle service contracts and insurance products in Europe and Latin America. No impairment was recognized to present the operations at the lower-of-cost or fair value. We expect to complete the sale during 2012.
During the second quarter of 2011, we completed the sale of our U.K. consumer property and casualty insurance business. During 2010, we completed the sale of our U.S. consumer property and casualty insurance business.
Select Global Automotive Services — International Automotive Finance Operations
During the fourth quarter of 2011, we committed to sell our full-service leasing operations in Austria, Germany, Greece, Portugal, and Spain, which resulted in a pretax loss of $30 million. The loss represents the impairment recognized to present the operations at the lower-of-cost or fair value. The fair value was determined using sales price negotiations with potential third-party purchasers (a Level 2 fair value input). We expect to complete the sale during 2012. We expect to complete the sale of our Venezuela operations, also classified as discontinued operations, during the first quarter of 2012.
During the first quarter of 2011, we completed the sale of our Ecuador operations. During 2010, we completed the sale of our Argentina and Poland operations and our full-service leasing operations in Australia, Belgium, France, Poland, and the United Kingdom. We also ceased operations in Australia and Russia and classified them as discontinued during 2010. During 2009, we completed the sale of our full-service leasing operations in Italy, Mexico, and the Netherlands.
Select Financial Information
Select financial information of discontinued operations is summarized below. The pretax income or loss, including direct costs to transact, includes any impairment recognized to present the operations at the lower-of-cost or fair value. Fair value was based on the estimated sales price, which could differ from the ultimate sales price due to the fluidity of ongoing negotiations, price volatility, changing interest rates, changing foreign-currency rates, and future economic conditions.

Year ended December 31, ($ in millions)	2011	2010	2009
Select Mortgage operations
Total net (loss) revenue	$(4)	$95	$(615)
Pretax (loss) income including direct costs to transact a sale	(27)	58	(2,235)
Tax benefit	(7)	(1)	(2)
Select Global Automotive Services — Insurance operations
Total net revenue	$241	$536	$1,575
Pretax income (loss) including direct costs to transact a sale (a)	25	(17)	(802)
Tax expense (benefit)	4	1	(101)
Select Global Automotive Services — International operations
Total net revenue	$73	$221	$494
Pretax (loss) income including direct costs to transact a sale (a)	(45)	32	(380)
Tax expense (benefit)	1	(9)	(22)
Select Corporate and Other — Commercial Finance operations
Total net revenue	$—	$11	$39
Pretax income (loss) including direct costs to transact a sale (a)	—	7	(32)
Tax benefit	—	—	(9)

(a)	Includes certain income tax activity recognized by Corporate and Other.
Held-for-sale Operations
The assets and liabilities of operations held-for-sale are summarized below.

December 31, 2011 ($ in millions)	Select Mortgage operations (a)	Select Global Automotive Services –Insurance operations (b)	Select Global Automotive Services – International operations (c)	Total held-for-sale operations
Assets
Cash and cash equivalents
Noninterest-bearing	$—	$4	$55	$59
Interest-bearing	—	54	38	92
Total cash and cash equivalents	—	58	93	151
Investment securities	—	186	—	186
Loans held-for-sale, net	260	—	—	260
Finance receivables and loans, net
Finance receivables and loans, net	285	—	11	296
Allowance for loan losses	—	—	(1)	(1)
Total finance receivables and loans, net	285	—	10	295
Investment in operating leases, net	—	—	91	91
Premiums receivable and other insurance assets	—	77	—	77
Other assets	140	14	30	184
Impairment on assets of held-for-sale operations	—	—	(174)	(174)
Total assets	$685	$335	$50	$1,070
Liabilities
Unearned insurance premiums and service revenue	$—	$130	$—	$130
Reserves for insurance losses and loss adjustment expenses	—	17	—	17
Accrued expenses and other liabilities	80	82	28	190
Total liabilities	$80	$229	$28	$337

(a)	Includes the Canadian mortgage operations of ResMor Trust.

(b)	Includes our U.K.-based operations that provide vehicle service contracts and insurance products.

(c)	Includes the operations of Venezuela and our full-service leasing operations in Austria, Germany, Greece, Portugal, and Spain.

December 31, 2010 ($ in millions)	Select Global Automotive Services –Insurance operations (a)	Select Global Automotive Services – International operations (b)	Total held-for-sale operations
Assets
Cash and cash equivalents
Noninterest-bearing	$5	$14	$19
Interest-bearing	—	33	33
Total cash and cash equivalents	5	47	52
Investment securities	435	—	435
Finance receivables and loans, net
Finance receivables and loans, net	—	242	242
Allowance for loan losses	—	(3)	(3)
Total finance receivables and loans, net	—	239	239
Premiums receivable and other insurance assets	169	—	169
Other assets	138	16	154
Impairment on assets of held-for-sale operations	(224)	(135)	(359)
Total assets	$523	$167	$690
Liabilities
Interest-bearing deposit liabilities	$—	$6	$6
Short-term borrowings	—	47	47
Long-term debt	—	115	115
Interest payable	—	2	2
Unearned insurance premiums and service revenue	115	—	115
Reserves for insurance losses and loss adjustment expenses	362	—	362
Accrued expenses and other liabilities	33	—	33
Total liabilities	$510	$170	$680

(a)	Includes the U.K. consumer property and casualty insurance business.

(b)	Includes the operations of Ecuador and Venezuela.
Recurring Fair Value
The following tables display the assets and liabilities of our held-for-sale operations measured at fair value on a recurring basis. Refer to Note 27 for descriptions of valuation methodologies used to measure material assets at fair value and details of the valuation models, key inputs to these models, and significant assumptions used.

	Recurring fair value measurements
December 31, 2011 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
Foreign government	$171	$15	$—	$186
Other assets
Interest retained in financial asset sales	—	—	66	66
Total assets	$171	$15	$66	$252

	Recurring fair value measurements
December 31, 2010 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale securities
Debt securities
Foreign government	$256	$—	$—	$256
Other	—	179	—	179
Total assets	$256	$179	$—	$435